SHORT-TERM BORROWINGS - THIRD PARTIES	12 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS - THIRD PARTIES
SHORT-TERM BORROWINGS-THIRD PARTIES
10.	SHORT-TERM BORROWINGS — THIRD PARTIES

Short-term borrowings — third parties consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Borrowings from banks	226,772	28,748

During the year ended December 31, 2023, the Group borrowed loans due within one year or less with aggregated principal amounts of US$481,176 from banks in Chinese mainland, bearing an interest rate of one-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System at the date of utilization plus 0.10% to 0.25% per annum. The interests shall be repaid quarterly or monthly. During the year ended December 31, 2023, the Group repaid loans with principal amount of US$272,897.

During the year ended December 31, 2022, the Group borrowed one-year loans with aggregated principal amounts of US$28,170 from a bank in the Chinese mainland, bearing an interest rate of one-year LPR published by China Foreign Exchange Trade System plus 0.25% per annum. The interests shall be repaid quarterly.

The weighted average interest rate on short-term borrowings outstanding as of December 31, 2023 and 2022 is 3.90% and 3.90%, respectively.

As of December 31, 2023 and 2022, the Group had a total line of credit in the amount of US$279,300 and US$28,748, of which the unused portion was US$14,119 and nil, respectively.